Property and Equipment - Carrying amount of property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 17,196
Ending balance	19,163	$ 17,196
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	41,022	46,863
Additions	6,544	15,008
Lease modifications	(6,306)	(6,765)
Disposals	(493)	(8,460)
Effect of hyperinflationary economies	129	180
Effect of translation	4,415	(5,804)
Ending balance	45,311	41,022
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(23,826)	(32,502)
Lease modifications	7,556	6,235
Disposals	360	7,274
Effect of hyperinflationary economies	(47)
Effect of translation	(2,366)	3,416
Depreciation charge	(7,920)	(8,159)
Impairments	95	(90)
Ending balance	(26,148)	(23,826)
Property, plant and equipment | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,108
Ending balance	1,888	1,108
Property, plant and equipment | Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,009	2,483
Additions	1,024	1,081
Lease modifications	0	0
Disposals	(63)	(1,360)
Effect of hyperinflationary economies	3	(2)
Effect of translation	280	(193)
Ending balance	3,253	2,009
Property, plant and equipment | Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(901)	(1,849)
Lease modifications	0	0
Disposals	37	1,105
Effect of hyperinflationary economies	(1)
Effect of translation	(108)	120
Depreciation charge	(410)	(260)
Impairments	18	(17)
Ending balance	(1,365)	(901)
Property, plant and equipment | Technical equipment and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,902
Ending balance	3,442	1,902
Property, plant and equipment | Technical equipment and machinery | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,234	5,263
Additions	2,081	1,360
Lease modifications	0	0
Disposals	(76)	(1,846)
Effect of hyperinflationary economies	21	56
Effect of translation	616	(599)
Ending balance	6,876	4,234
Property, plant and equipment | Technical equipment and machinery | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,332)	(3,196)
Lease modifications	0	0
Disposals	71	1,449
Effect of hyperinflationary economies	(10)
Effect of translation	(291)	269
Depreciation charge	(872)	(854)
Impairments	0	0
Ending balance	(3,434)	(2,332)
Property, plant and equipment | Transportation equipment, office equipment and other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,120
Ending balance	3,158	3,120
Property, plant and equipment | Transportation equipment, office equipment and other equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	11,733	18,524
Additions	1,363	1,293
Lease modifications	0	0
Disposals	(354)	(5,254)
Effect of hyperinflationary economies	46	66
Effect of translation	1,364	(2,896)
Ending balance	14,152	11,733
Property, plant and equipment | Transportation equipment, office equipment and other equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(8,613)	(13,118)
Lease modifications	0	9
Disposals	252	4,720
Effect of hyperinflationary economies	(36)
Effect of translation	(1,002)	1,948
Depreciation charge	(1,610)	(2,158)
Impairments	15	(14)
Ending balance	(10,994)	(8,613)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	11,066
Ending balance	10,675	11,066
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	23,046	20,593
Additions	2,076	11,274
Lease modifications	(6,306)	(6,765)
Disposals	0	0
Effect of hyperinflationary economies	59	60
Effect of translation	2,155	(2,116)
Ending balance	21,030	23,046
Right-of-use assets | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(11,980)	(14,339)
Lease modifications	7,556	6,226
Disposals	0	0
Effect of hyperinflationary economies	0
Effect of translation	(965)	1,079
Depreciation charge	(5,028)	(4,887)
Impairments	62	(59)
Ending balance	$ (10,355)	$ (11,980)